GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15G

Exhibit 99.2 - Schedule 5

Customer Loan ID	Channel	Rate Lock Date	Application Date	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Citizenship Indicator	Co Borrower Citizenship Indicator	Residual Income	Points And Fees	Points And Fees Without Reductions	APR	Qualifying Interest Rate	Average Prime Offer Rate	GSE Eligibility	Originator QM/ATR Status	TPR QM/ATR Status	QM2.0 VSH Status	Non QM Reason	TRID
XXXX	Broker	XX/XX/XXXX	XX/XX/XXXX	Retired		US		$X,XXX.XX	6423	6423	XXX	XXX	XXX	No		QM-ATR Pass/Non-HPML (Safe Harbor)(APOR)	Not Stated		TRID
XXXX	Broker	XX/XX/XXXX	XX/XX/XXXX	Employed		US		$X,XXX.XX	49277	49277	XXX	XXX	XXX	No		QM-ATR Pass/Non-HPML (Safe Harbor)(APOR)	Not Stated		TRID